1933 Act File No. 2-75769
                                   1940 Act File No. 811-3387

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  26    ...........        X

                                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.   21    .........................        X

            FEDERATED U.S. GOVERNMENT SECURITIES FUND:  2-5 YEARS
             (formerly, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

             (Exact Name of Registrant as Specified in Charter)

       Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                  (Address of Principal Executive Offices)

                               (412) 288-1900
                       (Registrant's Telephone Number)

                         John W. McGonigle, Esquire,
                         Federated Investors Tower,
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on March 31, 1995 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i).
    75 days after filing pursuant to paragraph (a)(ii)
    on                   pursuant to paragraph (a)(ii) of Rule 485.
       -----------------

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

    filed the Notice required by that Rule on                  ; or
                                              -----------------
    intends to file the Notice required by that Rule on or about
               ; or
   ------------
 X during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

Copy to:       Matthew G. Maloney, Esquire
               Dickstein, Shapiro & Morin
               2101 L Street, N.W.
               Washington, D.C.  20037


                            CROSS REFERENCE SHEET


   This Amendment to the Registration Statement of FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS (formerly, FEDERATED INTERMEDIATE GOVERNMENT TRUST), which consists of two classes of shares, (1) Institutional Shares; and (2) Institutional Service Shares, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-2) Cover Page.
Item 2.   Synopsis.................(1-2) Summary of Fund Expenses.
Item 3.   Condensed Financial
          Information..............(1-2) Financial Highlights; (1-2)
                                   Performance Information; (1-2) Financial
                                   Statements.
Item 4.   General Description of
          Registrant...............(1-2) General Information; (1-2)
                                   Investment Information; (1-2) Investment
                                   Objective; (1-2) Investment Policies; (1-
                                   2) Investment Limitations.
Item 5.   Management of the Trust..(1-2) Trust Information; (1-2) Management
                                   of the Trust; (1) Distribution of
                                   Institutional Shares; (2) Distribution of
                                   Institutional Service Shares; (1-2)
                                   Administration of the Trust;
Item 6.   Capital Stock and Other
          Securities...............(1-2) Dividends; (1-2) Capital Gains;
                                   (1-2) Shareholder Information; (1-2)
                                   Voting Rights; (1-2) Tax Information; (1-
                                   2) Federal Income Tax; (1-2) State and
                                   Local Taxes; (1-2) Other Classes of
                                   Shares.
Item 7.   Purchase of Securities Being
          Offered..................(1-2) Net Asset Value; (1) Investing in
                                   Institutional Shares; (2) Investing in
                                   Institutional Service Shares; (1-2) Share
                                   Purchases; (1-2) Minimum Investment
                                   Required; (1-2) What Shares Cost; (1-2)
                                   Exchanging Securities for Trust Shares;
                                   (1-2) Certificates and Confirmations.
Item 8.   Redemption or Repurchase.(1) Redeeming Institutional Shares; (2)
                                   Redeeming Institutional Service Shares;
                                   (1-2) Telephone Redemption; (1-2) Written
                                   Requests; (1-2) Accounts With Low
                                   Balances.
Item 9.   Pending Legal Proceedings     None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-2) Cover Page.
Item 11.  Table of Contents........(1-2) Table of Contents.
Item 12.  General Information and
          History..................(1-2) General Information About the Trust.
Item 13.  Investment Objectives and
          Policies.................(1-2) Investment Objective and Policies.
Item 14.  Management of the Trust..(1-2)Federated Intermediate Government
                                   Trust Management; (1-2) Trustees
                                   Compensation; (1-2) Trustee Liability..
Item 15.  Control Persons and Principal
          Holders of Securities....(1-2) Trust Ownership.
Item 16.  Investment Advisory and Other
          Services.................(1-2) Investment Advisory Services; (1-2)
                                   Administrative Services.
Item 17.  Brokerage Allocation.....(1-2) Brokerage Transactions.
Item 18.  Capital Stock and Other
          Securities...............Massachusetts Partnership Law.
Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered..................(1-2) Purchasing Shares; (1-2) Determining
                                   Net Asset Value; (1-2) Redeeming Shares;
                                   (1-2) Exchanging Securities for Trust
                                   Shares.
Item 20.  Tax Status...............(1-2) Tax Status.
Item 21.  Underwriters.............(1-2) Distribution Plan-Institutional
                                   Service Shares; (1-2) Shareholder
                                   Services.
Item 22.  Calculation of Performance
          Data.....................(1-2) Total Return; (1-2) Yield;  (1-2)
                                   Performance Comparisons.
Item 23.  Financial Statements.....Filed in Part A.





--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
INSTITUTIONAL SHARES
PROSPECTUS


The Institutional Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 2-5 Years (formerly, Federated Intermediate Government Trust) (the "Trust"). The Trust is an open-end management investment company (a mutual fund).


The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Institutional Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated March 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated March 31, 1996


TABLE OF CONTENTS
--------------------------------------------------------------------------------


SUMMARY OF TRUST EXPENSES                                                      1

------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                         2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------
INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4

TRUST INFORMATION                                                              5
------------------------------------------------------
  Management of the Trust                                                      5
  Distribution of Institutional Shares                                         6
  Administration of the Trust                                                  6

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN INSTITUTIONAL SHARES                                              7
------------------------------------------------------
  Share Purchases                                                              7
  Minimum Investment Required                                                  8
  What Shares Cost                                                             8
  Exchanging Securities for Trust Shares                                       8

  Certificates and Confirmations                                               8


  Dividends                                                                    8


  Capital Gains                                                                9


REDEEMING INSTITUTIONAL SHARES                                                 9
------------------------------------------------------
  Telephone Redemption                                                         9

  Written Requests                                                             9

  Accounts with Low Balances                                                  10

SHAREHOLDER INFORMATION                                                       10
------------------------------------------------------
  Voting Rights                                                               10

TAX INFORMATION                                                               11
------------------------------------------------------
  Federal Income Tax                                                          11
  State and Local Taxes                                                       11

PERFORMANCE INFORMATION                                                       11
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       12
------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                13

------------------------------------------------------


FINANCIAL STATEMENTS                                                          14

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS 23

------------------------------------------------------


ADDRESSES                                                                     24

------------------------------------------------------



SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------

                                    INSTITUTIONAL SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........   None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage
  of offering price).................................................................   None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable).............................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................   None
Exchange Fee.........................................................................   None
                                 ANNUAL OPERATING EXPENSES
                          (As a percentage of average net assets)
Management Fee.......................................................................  0.40%
12b-1 Fee............................................................................   None
Total Other Expenses.................................................................  0.14%
     Shareholder Services Fee (after waiver)(1)..............................   0.00%
          Total Operating Expenses(2)................................................  0.54%


(1) The maximum shareholder services fee is 0.25%.

(2) The total operating expenses would have been 0.79% absent the voluntary waiver of a portion of the shareholder services fee.


     The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                    EXAMPLE                        1 YEAR      3 YEARS      5 YEARS      10 YEARS
-----------------------------------------------    -------     --------     --------     ---------
You would pay the following expenses on a
  $1,000
  investment, assuming (1) 5% annual return and
  (2) redemption at the end of each time
  period.......................................      $ 6         $ 17         $ 30          $68


     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             YEAR ENDED JANUARY 31,
                -----------------------------------------------------------------------------------------------------------------
                  1996       1995       1994       1993       1992       1991       1990        1989         1988         1987
                --------   --------   --------   --------   --------   --------   --------   ----------   ----------   ----------
NET ASSET
  VALUE,
BEGINNING OF
PERIOD            $10.11     $10.78     $10.61     $10.25     $ 9.87     $ 9.59     $ 9.42       $ 9.88       $10.25       $10.02
------------
INCOME FROM
  INVESTMENT
OPERATIONS
------------
 Net
 investment
 income             0.64       0.54       0.46       0.57       0.71       0.75       0.79*        0.81         0.80         0.86
------------
 Net
 realized
 and
 unrealized
 gain (loss)
 on
 investments        0.63      (0.67)      0.17       0.36       0.38       0.28       0.17*       (0.46)       (0.28)        0.29
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
 Total from
 investment
 operations         1.27      (0.13)      0.63       0.93       1.09       1.03       0.96         0.35         0.52         1.15
------------
LESS
DISTRIBUTIONS
------------
 Dividends
 from net
 investment
 income            (0.64)     (0.54)     (0.46)     (0.57)     (0.71)     (0.75)     (0.79)       (0.81)       (0.80)       (0.86)
------------
 Distributions
 from net
 realized gain
 on
 investment
transactions          --         --         --         --         --         --         --           --        (0.09)       (0.06)
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
 Total
 distributions     (0.64)     (0.54)     (0.46)     (0.57)     (0.71)     (0.75)     (0.79)       (0.81)       (0.89)       (0.92)
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
NET ASSET
  VALUE, END
OF PERIOD         $10.74     $10.11     $10.78     $10.61     $10.25     $ 9.87     $ 9.59       $ 9.42       $ 9.88       $10.25
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
TOTAL RETURN
  (A)             12.86%      (1.18)%     6.07%      9.37%     11.44%     11.18%     10.52%        3.66%        5.53%       11.98%
------------
RATIOS TO
  AVERAGE
NET ASSETS
------------
 Expenses           0.54%      0.54%      0.52%      0.50%      0.50%      0.51%      0.51%        0.47%        0.45%        0.45%
------------
 Net
 investment
 income             6.07%      5.16%      4.30%      5.52%      7.08%      7.75%      8.26%        8.37%        8.18%        8.37%
------------
 Expense
 waiver/reimbursement
 (b)                0.25%      0.02%        --         --         --         --         --         0.03%        0.03%        0.04%
------------
SUPPLEMENTAL
 DATA
------------
 Net assets,
 end of
 period (000
 omitted)       $871,966   $731,280   $951,528   $845,620   $779,686   $791,131   $959,728   $1,246,393   $1,534,501   $1,859,687
------------
 Portfolio
 turnover            117%       163%       131%        85%       108%        60%       166%          82%          70%          49%
------------




  * The effect on the 1990 per share data as a result of the Trust's change in recording interest income to include amortization of market discounts and premiums was to increase investment income by $0.05 per share and decrease net realized and unrealized gain on investments by a corresponding amount.


(a) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. On April 13, 1995, the Board of Trustees changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Trust.


Institutional Shares ("Shares") of the Trust are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.


Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.


INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. As a matter of operating policy, which may be changed without shareholder approval, the dollar-weighted average maturity of the portfolio will not be less than two years nor more than five years. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES

ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The securities in which the Trust may invest are limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 10% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchase may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the Trust's adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.
PORTFOLIO TURNOVER. The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

     ADVISORY FEES. The Trust's Adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser has also undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

     It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     The Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.




     Susan M. Nason has been the Trust's portfolio manager since 1991. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.



     Joseph M. Balestrino has been the Trust's co-portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Trust's investment adviser since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


DISTRIBUTION OF INSTITUTIONAL SHARES
Federated Securities Corp. is the principal distributor for Institutional Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.


ADMINISTRATION OF THE TRUST


ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate, which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds"), as specified below:

       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE      NET ASSETS OF THE FEDERATED FUNDS
---------------------    ----------------------------------
      .15 of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
      .10 of 1%               on the next $250 million
     .075 of 1%             on assets in excess of $750
                                      million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.



SHAREHOLDER SERVICES. The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of the Institutional Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers.



The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Shares may exceed that of Institutional Service Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.

To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.


BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated U.S. Government Securities Fund: 2-5 Years-Institutional Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.




BY MAIL. To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 2-5 Years-Institutional Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company into federal funds. This is normally the next business day after State Street Bank and Trust Company receives the check.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a bank or broker may be subject to a different minimum investment.

WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.



The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange,Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.


CERTIFICATES AND CONFIRMATIONS



As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SHARES
--------------------------------------------------------------------------------


The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.


TELEPHONE REDEMPTION


Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). All proceeds will normally be wiretransferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.
In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS


Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:



     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.


TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares.


STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semiannual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


Shares are sold without any sales charge or other similar non-recurring charges.



Total return and yield will be calculated separately for Institutional Shares and Institutional Service Shares.



From time to time, advertisements for the Trust's Institutional Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Shares performance to certain indices.



OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Trust also offers another class of shares called Institutional Service Shares which are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000 over a 90-day period.



Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust.



Institutional Service Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Service Shares and Institutional Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-235-4669.



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            YEAR ENDED JANUARY 31,
                                                  -------------------------------------------
                                                   1996        1995        1994       1993(A)
                                                  -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.11      $10.78      $10.61      $10.35
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                              0.61        0.51        0.44        0.34
-----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                        0.63       (0.67)       0.17        0.26
-----------------------------------------------    ------      ------      ------      ------
  Total from investment operations                   1.24       (0.16)       0.61        0.60
-----------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions from net investment income          (0.61)      (0.51)      (0.44)      (0.34)
-----------------------------------------------    ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.74      $10.11      $10.78      $10.61
-----------------------------------------------    ------      ------      ------      ------
TOTAL RETURN (B)                                    12.58%      (1.42)%      5.81%       5.84%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                           0.79%       0.79%       0.77%       0.75%*
-----------------------------------------------
  Net investment income                              5.85%       5.00%       4.01%       5.13%*
-----------------------------------------------
  Expense waiver/reimbursement (c)                   0.25%       0.21%          -           -
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period (000 omitted)         $32,317     $33,117     $30,763     $12,987
-----------------------------------------------
  Portfolio turnover                                  117%        163%        131%         85%
-----------------------------------------------



* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------   -------------------------------------------------------------------  ------------
U.S. TREASURY NOTES--97.9%
---------------------------------------------------------------------------------
$15,000,000   8.750%, 10/15/1997                                                   $ 15,922,500
              -------------------------------------------------------------------
 30,000,000   7.375%, 11/15/1997                                                     31,226,100
              -------------------------------------------------------------------
 40,000,000   5.625%, 1/31/1998                                                      40,522,400
              -------------------------------------------------------------------
 25,000,000   5.125%, 2/28/1998                                                      25,085,750
              -------------------------------------------------------------------
 32,000,000   7.875%, 4/15/1998                                                      33,915,840
              -------------------------------------------------------------------
 40,000,000   5.250%, 7/31/1998                                                      40,240,400
              -------------------------------------------------------------------
 60,000,000   9.250%, 8/15/1998                                                      65,968,200
              -------------------------------------------------------------------
 78,500,000   8.875%, 11/15/1998                                                     86,200,850
              -------------------------------------------------------------------
 85,000,000   6.750%, 5/31/1999                                                      89,238,950
              -------------------------------------------------------------------
 80,000,000   6.750%, 6/30/1999                                                      84,074,400
              -------------------------------------------------------------------
 25,000,000   6.875%, 7/31/1999                                                      26,387,500
              -------------------------------------------------------------------
 50,000,000   8.000%, 8/15/1999                                                      54,573,000
              -------------------------------------------------------------------
 30,000,000   7.125%, 9/30/1999                                                      31,958,700
              -------------------------------------------------------------------
 95,000,000   7.750%, 12/31/1999                                                    103,576,600
              -------------------------------------------------------------------
 45,000,000   7.750%, 1/31/2000                                                      49,127,850
              -------------------------------------------------------------------
 33,300,000   6.875%, 3/31/2000                                                      35,362,602
              -------------------------------------------------------------------
 25,000,000   6.125%, 7/31/2000                                                      25,886,750
              -------------------------------------------------------------------
 20,000,000   6.125%, 9/30/2000                                                      20,717,200
              -------------------------------------------------------------------
 25,000,000   5.625%, 11/30/2000                                                     25,389,500
              -------------------------------------------------------------------  ------------
              TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $859,711,813)              885,375,092
              -------------------------------------------------------------------  ------------




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------   -------------------------------------------------------------------  ------------
(A)REPURCHASE AGREEMENTS--1.1%
---------------------------------------------------------------------------------
$ 9,970,000   B.T. Securities Corp., 5.930%, dated 1/31/1996, due 2/1/1996         $  9,970,000
              -------------------------------------------------------------------  ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $869,681,813)(B)                  $895,345,092
              -------------------------------------------------------------------  ------------


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $869,681,813. The net unrealized appreciation of investments on a federal tax basis amounts to $25,663,279 which is comprised of $25,663,279 appreciation and $0 depreciation at January 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($904,282,358) at January 31, 1996.

(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------------------
Total Investments in securities, at value (identified and tax cost $869,681,813)    $895,345,092
--------------------------------------------------------------------------------
Income receivable                                                                     12,356,269
--------------------------------------------------------------------------------
Receivable for shares sold                                                             6,648,998
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    914,350,359
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                           $1,404,249
-------------------------------------------------------------------
Income distribution payable                                            2,655,340
-------------------------------------------------------------------
Payable to Bank                                                        5,924,880
-------------------------------------------------------------------
Accrued expenses                                                          83,532
-------------------------------------------------------------------   ----------
     Total liabilities                                                                10,068,001
--------------------------------------------------------------------------------    ------------
NET ASSETS for 84,209,125 shares outstanding                                        $904,282,358
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $919,874,242
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            25,663,279
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (41,255,163)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $904,282,358
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
--------------------------------------------------------------------------------
$871,965,708 / 81,199,050 shares outstanding                                              $10.74
--------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
--------------------------------------------------------------------------------
$32,316,650 / 3,010,075 shares outstanding                                                $10.74
--------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------
Interest                                                                                        $54,955,668
--------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Investment advisory fee                                                           $3,325,210
-------------------------------------------------------------------------------
Administrative personnel and services fee                                            629,145
-------------------------------------------------------------------------------
Custodian fees                                                                       119,413
-------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                             203,501
-------------------------------------------------------------------------------
Directors'/Trustees' fees                                                             15,568
-------------------------------------------------------------------------------
Auditing fees                                                                         16,429
-------------------------------------------------------------------------------
Legal fees                                                                             2,720
-------------------------------------------------------------------------------
Portfolio accounting fees                                                            128,434
-------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                               81,743
-------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                     1,996,514
-------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                81,743
-------------------------------------------------------------------------------
Share registration costs                                                              33,366
-------------------------------------------------------------------------------
Printing and postage                                                                  21,229
-------------------------------------------------------------------------------
Insurance premiums                                                                    13,709
-------------------------------------------------------------------------------
Taxes                                                                                    181
-------------------------------------------------------------------------------
Miscellaneous                                                                          4,970
-------------------------------------------------------------------------------   ----------
    Total expenses                                                                 6,673,875
-------------------------------------------------------------------------------
WAIVERS--
-------------------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
    Shares                                                              (74,096)
------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares           (1,996,514)
------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares       (7,647)
------------------------------------------------------------------  -----------
    Total waivers                                                                 (2,078,257)
-------------------------------------------------------------------------------   ----------
         Net expenses                                                                             4,595,618
--------------------------------------------------------------------------------------------    -----------
             Net investment income                                                               50,360,050
--------------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments                                                                 18,811,797
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                             30,753,121
--------------------------------------------------------------------------------------------    -----------
    Net realized and unrealized gain on investments                                              49,564,918
--------------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                         $99,924,968
--------------------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED JANUARY 31,
                                                                -------------------------------
                                                                    1996              1995
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                           $  50,360,050     $  44,228,123
------------------------------------------------------------
Net realized gain (loss) on investments ($18,811,797 net
gain and $29,464,881 net loss, respectively, as computed
for federal tax purposes)                                          18,811,797       (45,578,263)
------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               30,753,121       (12,312,883)
------------------------------------------------------------    -------------     -------------
     Change in net assets resulting from operations                99,924,968       (13,663,023)
------------------------------------------------------------    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------
Institutional Shares                                              (48,447,620)      (42,798,247)
------------------------------------------------------------
Institutional Service Shares                                       (1,912,430)       (1,429,876)
------------------------------------------------------------    -------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                 (50,360,050)      (44,228,123)
------------------------------------------------------------    -------------     -------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                      394,300,069       296,717,727
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                          17,897,905        14,030,578
------------------------------------------------------------
Cost of shares redeemed                                          (321,877,596)     (470,751,036)
------------------------------------------------------------    -------------     -------------
     Change in net assets resulting from share transactions        90,320,378      (160,002,731)
------------------------------------------------------------    -------------     -------------
          Change in net assets                                    139,885,296      (217,893,877)
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                               764,397,062       982,290,939
------------------------------------------------------------    -------------     -------------
End of period                                                   $ 904,282,358     $ 764,397,062
------------------------------------------------------------    -------------     -------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated U.S. Government Securities Fund: 2-5 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide current income by investing the U.S. government securities with remaining maturities of five years or less. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares.



Effective April 13, 1995, the Board of Trustees ("Trustees") changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years.


(2) SIGNIFICANT ACCOUNTING POLICIES


     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be stated at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.


     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------


     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



     At January 31, 1996, the Trust for federal tax purposes, had a capital loss carryforward of $41,255,162, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR      EXPIRATION AMOUNT
    -----------------    -------------------
          1998               $11,790,281
          2003               $29,464,881



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

                                                           YEAR ENDED JANUARY 31,
                                        -------------------------------------------------------------
                                                    1996                             1995
                                        ----------------------------     ----------------------------
        INSTITUTIONAL SHARES              SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------   -----------    -------------     -----------    -------------
Shares sold                              36,204,187    $ 379,207,092      26,144,012    $ 270,233,159
-------------------------------------
Shares issued to shareholders in
payment of distributions declared         1,558,967       16,359,196       1,282,081       13,129,629
-------------------------------------
Shares redeemed                         (28,865,263)    (302,475,855)    (43,394,809)    (447,488,088)
-------------------------------------   -----------    -------------     -----------    -------------
  Net change resulting from
  Institutional Share transactions        8,897,891    $  93,090,433     (15,968,716)   $(164,125,300)
-------------------------------------   -----------    -------------     -----------    -------------



                                                           YEAR ENDED JANUARY 31,
                                        -------------------------------------------------------------
                                                    1996                             1995
                                        ----------------------------     ----------------------------
    INSTITUTIONAL SERVICE SHARES          SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------   -----------    -------------     -----------    -------------
Shares sold                               1,439,874    $  15,092,977       2,584,111    $  26,484,568
-------------------------------------
Shares issued to shareholders in
payment of distributions declared           146,629        1,538,709          87,976          900,949
-------------------------------------
Shares redeemed                          (1,850,636)     (19,401,741)     (2,251,658)     (23,262,948)
-------------------------------------   -----------    -------------     -----------    -------------
  Net change resulting from
  Institutional Service Share
  transactions                             (264,133)   $  (2,770,055)        420,429    $   4,122,569
-------------------------------------   -----------    -------------     -----------    -------------
     Net change resulting from Trust
     share transactions                   8,633,758    $  90,320,378     (15,548,287)   $(160,002,731)
-------------------------------------   -----------    -------------     -----------    -------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.



ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------


DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended January 31, 1996, Institutional Shares fully waived its shareholder services fee.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS


Purchases and sales of investments, excluding short-term securities, for the fiscal year ended January 31, 1996, were as follows:

-----------------------------------------------------------------------------
PURCHASES--                                                                     $1,035,575,293
-----------------------------------------------------------------------------   --------------
SALES--                                                                         $  954,813,407
-----------------------------------------------------------------------------   --------------



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:


(formerly, Federated Intermediate Government Trust)



We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 2-5 Years (a Massachusetts business trust), including the schedule of portfolio investments, as of January 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 13 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996, by correspondence with the custodian. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years as of January 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania

March 25, 1996



ADDRESSES
--------------------------------------------------------------------------------


Federated U.S. Government Securities Fund: 2-5 Years
                Institutional Shares                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholder Services Company       P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           FEDERATED U.S.
                                           GOVERNMENT SECURITIES
                                           FUND: 2-5 YEARS
                                           (FORMERLY, FEDERATED INTERMEDIATE
                                           GOVERNMENT TRUST)
                                           INSTITUTIONAL SHARES
                                           PROSPECTUS

                                           An Open-End, Diversified
                                           Management Investment Company


                                           March 31, 1996


LOGO
FEDERATED SECURITIES CORP.
--------------------------------------------------------------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 314200106
8022502A-IS (3/96)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
INSTITUTIONAL SERVICE SHARES
PROSPECTUS



The Institutional Service Shares offered by this prospectus represent interests in a diversified portfolio of securities of Federated U.S. Government Securities
Fund: 2-5 Years (formerly, Federated Intermediate Government Trust) (the "Trust"). The Trust is an open-end management investment company (a mutual fund).


The investment objective of the Trust is to provide current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Institutional Service Shares are sold at net asset value.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Trust. Keep this prospectus for future reference.


The Trust has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated March 31, 1996, with the Securities and Exchange Commission. The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Trust, contact the Trust at the address listed in the back of this prospectus.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated March 31, 1996

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF TRUST EXPENSES                                                      1
------------------------------------------------------

FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SERVICE SHARES                                                 2
------------------------------------------------------

GENERAL INFORMATION                                                            3
------------------------------------------------------

INVESTMENT INFORMATION                                                         3
------------------------------------------------------
  Investment Objective                                                         3
  Investment Policies                                                          3
  Investment Limitations                                                       4

TRUST INFORMATION                                                              5
------------------------------------------------------
  Management of the Trust                                                      5
  Distribution of Institutional
     Service Shares                                                            6
  Administration of the Trust                                                  7

NET ASSET VALUE                                                                7
------------------------------------------------------

INVESTING IN INSTITUTIONAL SERVICE SHARES                                      7
------------------------------------------------------
  Share Purchases                                                              7
  Exchange Privilege                                                           8
  Minimum Investment Required                                                  8
  What Shares Cost                                                             8

  Exchanging Securities for Trust Shares                                       9


  Certificates and Confirmations                                               9

  Dividends                                                                    9
  Capital Gains                                                                9

REDEEMING INSTITUTIONAL SERVICE SHARES                                         9
------------------------------------------------------

  Telephone Redemption                                                         9

  Written Requests                                                            10

  Accounts with Low Balances                                                  10


SHAREHOLDER INFORMATION                                                       11
------------------------------------------------------
  Voting Rights                                                               11

TAX INFORMATION                                                               11
------------------------------------------------------
  Federal Income Tax                                                          11
  State and Local Taxes                                                       11

PERFORMANCE INFORMATION                                                       12
------------------------------------------------------

OTHER CLASSES OF SHARES                                                       12
------------------------------------------------------


FINANCIAL HIGHLIGHTS--
  INSTITUTIONAL SHARES                                                        13

------------------------------------------------------


FINANCIAL STATEMENTS                                                          14

------------------------------------------------------


REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS  23

------------------------------------------------------


ADDRESSES                                                                     24

------------------------------------------------------



SUMMARY OF TRUST EXPENSES

--------------------------------------------------------------------------------


                                INSTITUTIONAL SERVICE SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)........   None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of
offering price)......................................................................   None
Contingent Deferred Sales Charge (as a percentage of original purchase price
or redemption proceeds, as applicable)...............................................   None
Redemption Fee (as a percentage of amount redeemed, if applicable)...................   None
Exchange Fee.........................................................................   None
                                 ANNUAL OPERATING EXPENSES
                          (As a percentage of average net assets)
Management Fee.......................................................................  0.40%
12b-1 Fee (after waiver)(1)..........................................................  0.02%
Total Other Expenses.................................................................  0.37%
     Shareholder Services Fee (after waiver)(2)..............................   0.23%
       Total Operating Expenses(3)...................................................  0.79%



(1) The maximum 12b-1 fee is 0.25%.

(2) The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 1.04% absent the voluntary waivers of a portion of the shareholder services fee and the 12b-1 fee.

Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.


The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                    EXAMPLE                        1 year      3 years      5 years      10 years
-----------------------------------------------    -------     --------     --------     ---------
You would pay the following expenses on a
  $1,000 investment, assuming (1) 5% annual
  return and (2) redemption at the end of each
  time period..................................      $ 8         $ 25         $ 44          $98


THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                            YEAR ENDED JANUARY 31,
                                                  -------------------------------------------
                                                   1996        1995        1994       1993(A)
                                                  -------     -------     -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD               $10.11      $10.78      $10.61      $10.35
-----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-----------------------------------------------
  Net investment income                              0.61        0.51        0.44        0.34
-----------------------------------------------
  Net realized and unrealized gain (loss) on
  investments                                        0.63       (0.67)       0.17        0.26
-----------------------------------------------    ------      ------      ------      ------
  Total from investment operations                   1.24       (0.16)       0.61        0.60
-----------------------------------------------
LESS DISTRIBUTIONS
-----------------------------------------------
  Distributions from net investment income          (0.61)      (0.51)      (0.44)      (0.34)
-----------------------------------------------    ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                     $10.74      $10.11      $10.78      $10.61
-----------------------------------------------    ------      ------      ------      ------
TOTAL RETURN (B)                                    12.58%      (1.42)%      5.81%       5.84%
-----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-----------------------------------------------
  Expenses                                           0.79%       0.79%       0.77%       0.75%*
-----------------------------------------------
  Net investment income                              5.85%       5.00%       4.01%       5.13%*
-----------------------------------------------
  Expense waiver/reimbursement (c)                   0.25%       0.21%          -           -
-----------------------------------------------
SUPPLEMENTAL DATA
-----------------------------------------------
  Net assets, end of period (000 omitted)         $32,317     $33,117     $30,763     $12,987
-----------------------------------------------
  Portfolio turnover                                  117%        163%        131%         85%
-----------------------------------------------



* Computed on an annualized basis.

(a) Reflects operations for the period from June 18, 1992 (date of initial public investment) to January 31, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.



GENERAL INFORMATION
--------------------------------------------------------------------------------


The Trust was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. On April 13, 1995, the Board of Trustees changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Trust, known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Trust.


Institutional Service Shares ("Shares") of the Trust are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required.

Shares are currently sold and redeemed at net asset value without a sales charge imposed by the Trust.

INVESTMENT INFORMATION
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Trust is current income. The Trust pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. As a matter of operating policy, which may be changed without shareholder approval, the dollar-weighted average maturity of the portfolio will not be less than two years nor more than five years. While there is no assurance that the Trust will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus. The investment objective and the policies and limitations described below cannot be changed without approval of shareholders.

INVESTMENT POLICIES
ACCEPTABLE INVESTMENTS. The U.S. government securities in which the Trust invests are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The prices of fixed income securities fluctuate inversely to the direction of interest rates. The securities in which the Trust may invest are limited to:

     - direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds; and

     - notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the: Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation; Federal National Mortgage Association; Government National Mortgage Association; and Student Loan Marketing Association.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

     - the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

     - discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

     - the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Trust and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities.

As a matter of investment practice, which can be changed without shareholder approval, the Trust will not invest more than 10% of its total assets in securities which are illiquid, including repurchase agreements providing for settlement in more than seven days after notice.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Trust may purchase U.S. government securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Trust purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Trust to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, the Trust may pay more or less than the market value of the securities on the settlement date.

The Trust may dispose of a commitment prior to settlement if the Trust's adviser deems it appropriate to do so. In addition, the Trust may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Trust may realize short-term profits or losses upon the sale of such commitments.

PORTFOLIO TURNOVER. The Trust conducts portfolio transactions to accomplish its investment objective as interest rates change, to invest new money obtained from selling its shares, and to meet redemption requests. The Trust may dispose of portfolio securities at any time if it appears that selling the securities will help the Trust achieve its investment objective.

INVESTMENT LIMITATIONS

The Trust will not borrow money or pledge securities except, under certain circumstances, the Trust may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of those assets to secure such borrowings.


TRUST INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Investment decisions for the Trust are made by Federated Management, the Trust's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Trust and is responsible for the purchase and sale of portfolio instruments, for which it receives an annual fee from the Trust.

     ADVISORY FEES. The Trust's Adviser receives an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets. The Adviser has also undertaken to reimburse the Trust for operating expenses in excess of limitations established by certain states. This does not include reimbursement to the Trust of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

     ADVISER'S BACKGROUND. Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940.

     It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.


     Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $80 billion invested across more than 250 funds under management and/or administration by its subsidiaries, as of December 31, 1995, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,800 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.



     The Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Trust and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Trust's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Trust; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees and could result in severe penalties.




     Susan M. Nason has been the Trust's portfolio manager since 1991. Ms. Nason joined Federated Investors in 1987 and has been a Vice President of the Trust's investment adviser since 1993. Ms. Nason served as an Assistant Vice President of the investment adviser from 1990 until 1992. Ms. Nason is a Chartered Financial Analyst and received her M.S. in Industrial Administration from Carnegie Mellon University.



     Joseph M. Balestrino has been the Trust's co-portfolio manager since March 1995. Mr. Balestrino joined Federated Investors in 1986 and has been a Vice President of the Trust's investment adviser since 1995. Mr. Balestrino served as an Assistant Vice President of the investment adviser from 1991 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.


DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.


State securities laws may require certain financial institutions such as depository institutions to register as dealers.



DISTRIBUTION PLAN AND SHAREHOLDER SERVICES. Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Trust in an amount computed at an annual rate of .25 of 1% of the average daily net asset value of Shares of the Trust. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.



The Plan is a compensation-type plan. As such, the Trust makes no payments to the distributor except as described above. Therefore, the Trust does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Trust, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Trust under the Plan.



In addition, the Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to .25 of 1% of the average daily net asset value of the Institutional Service Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Trust and Federated Shareholder Services.



SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS. In addition to receiving the payments under the Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder




Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Trust. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Trust's investment adviser or its affiliates.


ADMINISTRATION OF THE TRUST

ADMINISTRATIVE SERVICES. Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Trust. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors ("Federated Funds"), as specified below:

       MAXIMUM                AVERAGE AGGREGATE DAILY
 ADMINISTRATIVE FEE      NET ASSETS OF THE FEDERATED FUNDS
---------------------    ----------------------------------
     .15  of 1%              on the first $250 million
     .125 of 1%               on the next $250 million
     .10  of 1%               on the next $250 million
                            on assets in excess of $750
     .075 of 1%                       million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE
--------------------------------------------------------------------------------

The Trust's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Shares in the market value of all securities and other assets of the Trust, subtracting the interest of Shares in the liabilities of the Trust and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The net asset value for Institutional Shares may exceed that of Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

INVESTING IN INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or mail.


To purchase Shares, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Trust reserves the right to reject any purchase request.

BY WIRE. To purchase Shares by Federal Reserve wire, call the Trust before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, Massachusetts; Attention: EDGEWIRE; For Credit to:
Federated U.S. Government Securities Fund: 2-5 Years-Institutional Service Shares; Trust Number (this number can be found on the account statement or by contacting the Trust); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.



BY MAIL. To purchase Shares by mail, send a check made payable to Federated U.S. Government Securities Fund: 2-5 Years-Institutional Service Shares to Federated Shareholder Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted by State Street Bank and Trust Company into federal funds. This is normally the next business day after State Street Bank and Trust Company receives the check.



EXCHANGE PRIVILEGE



Financial Institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their Institutional Service Shares for Institutional Shares of the Trust.


MINIMUM INVESTMENT REQUIRED

The minimum initial investment in Shares is $25,000 plus any bank or broker's fee, if applicable. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Trust. Accounts established through a bank or broker may be subject to a different minimum investment.

WHAT SHARES COST


Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Trust. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.



The net asset value is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on:
(i) days on which there are not sufficient changes in the value of the Trust's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange certain U.S. government securities or a combination of securities and cash for Shares. The securities and cash must have a market value of at least $25,000. The Trust reserves the right to determine the acceptability of securities to be exchanged. Securities accepted by the Trust are valued in the same manner as the Trust values its assets. Investors wishing to exchange securities should first contact Federated Securities Corp.


CERTIFICATES AND CONFIRMATIONS



As transfer agent for the Trust, Federated Shareholder Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested by contacting the Trust.


Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining net asset value. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted, upon instruction of the transfer agent, into federal funds. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by contacting the Trust.

CAPITAL GAINS

Capital gains realized by the Trust, if any, are distributed at least once every 12 months.

REDEEMING INSTITUTIONAL SERVICE SHARES
--------------------------------------------------------------------------------


The Trust redeems Shares at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Trust computes its net asset value. Redemption requests must be received in proper form and can be made by telephone request or by written request.


TELEPHONE REDEMPTION


Shareholders may redeem their Shares by telephoning the Trust before 4:00 p.m. (Eastern time). All proceeds will normally be wire-transferred the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement. If at any time the Trust shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.


An authorization form permitting the Trust to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Trust, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Written Requests," should be considered.

WRITTEN REQUESTS


Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.



SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Trust, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:


     - a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange;


     - a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or


     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Trust does not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

RECEIVING PAYMENT. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Trust may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Trust's net asset value. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS


Each share of the Trust gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights except that in matters affecting only a particular portfolio or class, only shares of that portfolio or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's operation and for the election of Trustees under certain circumstances. As of March 1, 1996, Alltel Corporation Thrift Plan was the owner of record of 875,636 shares (28.83%) of Federated U.S. Government Securities Fund: 2-5 Years-Institutional Service Shares, and, therefore, may, for certain purposes, be deemed to control the Trust and be able to affect the outcome of certain matters presented for a vote of shareholders.


Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders for this purpose shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust entitled to vote.
TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Trust will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional shares.


STATE AND LOCAL TAXES



In the opinion of Houston, Houston & Donnelly, counsel to the Trust, Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.


Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------
From time to time the Trust advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares of the Trust after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares of the Trust is calculated by dividing the net investment income per Share (as defined by the Securities and Exchange Commission) earned by Shares over a thirty-day period by the offering price per share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.


Shares are sold without any sales charge or other similar non-recurring charges.



Total return and yield will be calculated separately for Institutional Service Shares and Institutional Shares.



From time to time, advertisements for the Trust's Institutional Service Shares may refer to ratings, rankings, and other information in certain financial publications and/or compare the Trust's Institutional Service Shares performance to certain indices.


OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------


The Trust also offers another class of shares called Institutional Shares which are sold at net asset value to accounts for which financial institutions act in a fiduciary or agency capacity and are subject to a minimum initial investment of $25,000 over a 90-day period.



Institutional Shares are distributed with no 12b-1 Plan.



Institutional Shares and Institutional Service Shares are subject to certain of the same expenses. Expense differences, however, between Institutional Shares and Institutional Service Shares may affect the performance of each class.



To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-235-4669.



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             YEAR ENDED JANUARY 31,
                -----------------------------------------------------------------------------------------------------------------
                  1996       1995       1994       1993       1992       1991       1990        1989         1988         1987
                --------   --------   --------   --------   --------   --------   --------   ----------   ----------   ----------
NET ASSET
  VALUE,
BEGINNING OF
PERIOD            $10.11     $10.78     $10.61     $10.25     $ 9.87     $ 9.59     $ 9.42       $ 9.88       $10.25       $10.02
------------
INCOME FROM
  INVESTMENT
OPERATIONS
------------
 Net
 investment
 income             0.64       0.54       0.46       0.57       0.71       0.75       0.79*        0.81         0.80         0.86
------------
 Net
 realized
 and
 unrealized
 gain (loss)
 on
 investments        0.63      (0.67)      0.17       0.36       0.38       0.28       0.17*       (0.46)       (0.28)        0.29
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
 Total from
 investment
 operations         1.27      (0.13)      0.63       0.93       1.09       1.03       0.96         0.35         0.52         1.15
------------
LESS
DISTRIBUTIONS
------------
 Dividends
 from net
 investment
 income            (0.64)     (0.54)     (0.46)     (0.57)     (0.71)     (0.75)     (0.79)       (0.81)       (0.80)       (0.86)
------------
 Distributions
 from net
 realized gain
 on
 investment
transactions          --         --         --         --         --         --         --           --        (0.09)       (0.06)
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
 Total
 distributions     (0.64)     (0.54)     (0.46)     (0.57)     (0.71)     (0.75)     (0.79)       (0.81)       (0.89)       (0.92)
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
NET ASSET
  VALUE, END
OF PERIOD         $10.74     $10.11     $10.78     $10.61     $10.25     $ 9.87     $ 9.59       $ 9.42       $ 9.88       $10.25
------------        ----       ----       ----       ----       ----       ----       ----         ----         ----         ----
TOTAL RETURN
  (A)             12.86%      (1.18)%     6.07%      9.37%     11.44%     11.18%     10.52%        3.66%        5.53%       11.98%
------------
RATIOS TO
  AVERAGE
NET ASSETS
------------
 Expenses           0.54%      0.54%      0.52%      0.50%      0.50%      0.51%      0.51%        0.47%        0.45%        0.45%
------------
 Net
 investment
 income             6.07%      5.16%      4.30%      5.52%      7.08%      7.75%      8.26%        8.37%        8.18%        8.37%
------------
 Expense
 waiver/reimbursement
 (b)                0.25%      0.02%        --         --         --         --         --         0.03%        0.03%        0.04%
------------
SUPPLEMENTAL
 DATA
------------
 Net assets,
 end of
 period (000
 omitted)       $871,966   $731,280   $951,528   $845,620   $779,686   $791,131   $959,728   $1,246,393   $1,534,501   $1,859,687
------------
 Portfolio
 turnover            117%       163%       131%        85%       108%        60%       166%          82%          70%          49%
------------




  * The effect on the 1990 per share data as a result of the Trust's change in recording interest income to include amortization of market discounts and premiums was to increase investment income by $0.05 per share and decrease net realized and unrealized gain on investments by a corresponding amount.


(a) Based on net asset value which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


Further information about the Trust's performance is contained in the Trust's annual report for the fiscal year ended January 31, 1996, which can be obtained free of charge.



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------


 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------   -------------------------------------------------------------------  ------------
U.S. TREASURY NOTES--97.9%
---------------------------------------------------------------------------------
$15,000,000   8.750%, 10/15/1997                                                   $ 15,922,500
              -------------------------------------------------------------------
 30,000,000   7.375%, 11/15/1997                                                     31,226,100
              -------------------------------------------------------------------
 40,000,000   5.625%, 1/31/1998                                                      40,522,400
              -------------------------------------------------------------------
 25,000,000   5.125%, 2/28/1998                                                      25,085,750
              -------------------------------------------------------------------
 32,000,000   7.875%, 4/15/1998                                                      33,915,840
              -------------------------------------------------------------------
 40,000,000   5.250%, 7/31/1998                                                      40,240,400
              -------------------------------------------------------------------
 60,000,000   9.250%, 8/15/1998                                                      65,968,200
              -------------------------------------------------------------------
 78,500,000   8.875%, 11/15/1998                                                     86,200,850
              -------------------------------------------------------------------
 85,000,000   6.750%, 5/31/1999                                                      89,238,950
              -------------------------------------------------------------------
 80,000,000   6.750%, 6/30/1999                                                      84,074,400
              -------------------------------------------------------------------
 25,000,000   6.875%, 7/31/1999                                                      26,387,500
              -------------------------------------------------------------------
 50,000,000   8.000%, 8/15/1999                                                      54,573,000
              -------------------------------------------------------------------
 30,000,000   7.125%, 9/30/1999                                                      31,958,700
              -------------------------------------------------------------------
 95,000,000   7.750%, 12/31/1999                                                    103,576,600
              -------------------------------------------------------------------
 45,000,000   7.750%, 1/31/2000                                                      49,127,850
              -------------------------------------------------------------------
 33,300,000   6.875%, 3/31/2000                                                      35,362,602
              -------------------------------------------------------------------
 25,000,000   6.125%, 7/31/2000                                                      25,886,750
              -------------------------------------------------------------------
 20,000,000   6.125%, 9/30/2000                                                      20,717,200
              -------------------------------------------------------------------
 25,000,000   5.625%, 11/30/2000                                                     25,389,500
              -------------------------------------------------------------------  ------------
              TOTAL U.S. TREASURY NOTES (IDENTIFIED COST $859,711,813)              885,375,092
              -------------------------------------------------------------------  ------------




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

 PRINCIPAL
  AMOUNT                                                                              VALUE
-----------   -------------------------------------------------------------------  ------------
(A)REPURCHASE AGREEMENTS--1.1%
---------------------------------------------------------------------------------
 $9,970,000   B.T. Securities Corp., 5.930%, dated 1/31/1996, due 2/1/1996         $  9,970,000
              -------------------------------------------------------------------  ------------
              TOTAL INVESTMENTS (IDENTIFIED COST $869,681,813)(B)                  $895,345,092
              -------------------------------------------------------------------  ------------


(a) The repurchase agreement is fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(b) The cost of investments for federal tax purposes amounts to $869,681,813. The net unrealized appreciation of investments on a federal tax basis amounts to $25,663,279 which is comprised of $25,663,279 appreciation and $0 depreciation at January 31, 1996.

Note: The categories of investments are shown as a percentage of net assets
      ($904,282,358) at January 31, 1996.

(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996
--------------------------------------------------------------------------------


ASSETS:
--------------------------------------------------------------------------------
Total Investments in securities, at value (identified and tax cost $869,681,813)    $895,345,092
--------------------------------------------------------------------------------
Income receivable                                                                     12,356,269
--------------------------------------------------------------------------------
Receivable for shares sold                                                             6,648,998
--------------------------------------------------------------------------------    ------------
     Total assets                                                                    914,350,359
--------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------
Payable for shares redeemed                                           $1,404,249
-------------------------------------------------------------------
Income distribution payable                                            2,655,340
-------------------------------------------------------------------
Payable to Bank                                                        5,924,880
-------------------------------------------------------------------
Accrued expenses                                                          83,532
-------------------------------------------------------------------   ----------
     Total liabilities                                                                10,068,001
--------------------------------------------------------------------------------    ------------
NET ASSETS for 84,209,125 shares outstanding                                        $904,282,358
--------------------------------------------------------------------------------    ------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Paid in capital                                                                     $919,874,242
--------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            25,663,279
--------------------------------------------------------------------------------
Accumulated net realized loss on investments                                         (41,255,163)
--------------------------------------------------------------------------------    ------------
     Total Net Assets                                                               $904,282,358
--------------------------------------------------------------------------------    ------------
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
--------------------------------------------------------------------------------
INSTITUTIONAL SHARES:
--------------------------------------------------------------------------------
$871,965,708 / 81,199,050 shares outstanding                                              $10.74
--------------------------------------------------------------------------------    ------------
INSTITUTIONAL SERVICE SHARES:
--------------------------------------------------------------------------------
$32,316,650 / 3,010,075 shares outstanding                                                $10.74
--------------------------------------------------------------------------------    ------------



(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF OPERATIONS
YEAR ENDED JANUARY 31, 1996
--------------------------------------------------------------------------------

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------
Interest                                                                                        $54,955,668
--------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------
Investment advisory fee                                                           $3,325,210
-------------------------------------------------------------------------------
Administrative personnel and services fee                                            629,145
-------------------------------------------------------------------------------
Custodian fees                                                                       119,413
-------------------------------------------------------------------------------
Transfer and dividend disbursing agent fees and expenses                             203,501
-------------------------------------------------------------------------------
Directors'/Trustees' fees                                                             15,568
-------------------------------------------------------------------------------
Auditing fees                                                                         16,429
-------------------------------------------------------------------------------
Legal fees                                                                             2,720
-------------------------------------------------------------------------------
Portfolio accounting fees                                                            128,434
-------------------------------------------------------------------------------
Distribution services fee--Institutional Service Shares                               81,743
-------------------------------------------------------------------------------
Shareholder services fee--Institutional Shares                                     1,996,514
-------------------------------------------------------------------------------
Shareholder services fee--Institutional Service Shares                                81,743
-------------------------------------------------------------------------------
Share registration costs                                                              33,366
-------------------------------------------------------------------------------
Printing and postage                                                                  21,229
-------------------------------------------------------------------------------
Insurance premiums                                                                    13,709
-------------------------------------------------------------------------------
Taxes                                                                                    181
-------------------------------------------------------------------------------
Miscellaneous                                                                          4,970
-------------------------------------------------------------------------------   ----------
    Total expenses                                                                 6,673,875
-------------------------------------------------------------------------------
WAIVERS--
-------------------------------------------------------------------------------
  Waiver of distribution services fee--Institutional Service
    Shares                                                              (74,096)
------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Shares           (1,996,514)
------------------------------------------------------------------
  Waiver of shareholder services fee--Institutional Service Shares       (7,647)
------------------------------------------------------------------  -----------
    Total waivers                                                                 (2,078,257)
-------------------------------------------------------------------------------   ----------
         Net expenses                                                                             4,595,618
--------------------------------------------------------------------------------------------    -----------
             Net investment income                                                               50,360,050
--------------------------------------------------------------------------------------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------
Net realized gain on investments                                                                 18,811,797
--------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                             30,753,121
--------------------------------------------------------------------------------------------    -----------
    Net realized and unrealized gain on investments                                              49,564,918
--------------------------------------------------------------------------------------------    -----------
         Change in net assets resulting from operations                                         $99,924,968
--------------------------------------------------------------------------------------------    -----------


(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    YEAR ENDED JANUARY 31,
                                                                -------------------------------
                                                                    1996              1995
                                                                -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------
OPERATIONS--
------------------------------------------------------------
Net investment income                                           $  50,360,050     $  44,228,123
------------------------------------------------------------
Net realized gain (loss) on investments ($18,811,797 net
gain and $29,464,881 net loss, respectively, as computed
for federal tax purposes)                                          18,811,797       (45,578,263)
------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               30,753,121       (12,312,883)
------------------------------------------------------------    -------------     -------------
     Change in net assets resulting from operations                99,924,968       (13,663,023)
------------------------------------------------------------    -------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS--
------------------------------------------------------------
Distributions from net investment income
------------------------------------------------------------
Institutional Shares                                              (48,447,620)      (42,798,247)
------------------------------------------------------------
Institutional Service Shares                                       (1,912,430)       (1,429,876)
------------------------------------------------------------    -------------     -------------
     Change in net assets resulting from distributions to
     shareholders                                                 (50,360,050)      (44,228,123)
------------------------------------------------------------    -------------     -------------
SHARE TRANSACTIONS--
------------------------------------------------------------
Proceeds from sale of shares                                      394,300,069       296,717,727
------------------------------------------------------------
Net asset value of shares issued to shareholders in payment
of distributions declared                                          17,897,905        14,030,578
------------------------------------------------------------
Cost of shares redeemed                                          (321,877,596)     (470,751,036)
------------------------------------------------------------    -------------     -------------
     Change in net assets resulting from share transactions        90,320,378      (160,002,731)
------------------------------------------------------------    -------------     -------------
          Change in net assets                                    139,885,296      (217,893,877)
------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------
Beginning of period                                               764,397,062       982,290,939
------------------------------------------------------------    -------------     -------------
End of period                                                   $ 904,282,358     $ 764,397,062
------------------------------------------------------------    -------------     -------------


(See Notes which are an integral part of the Financial Statements)


FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)

NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 1996
--------------------------------------------------------------------------------

(1) ORGANIZATION


Federated U.S. Government Securities Fund: 2-5 Years (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide current income by investing the U.S. government securities with remaining maturities of five years or less. The Trust offers two classes of shares: Institutional Shares and Institutional Service Shares.



Effective April 13, 1995, the Board of Trustees ("Trustees") changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years.


(2) SIGNIFICANT ACCOUNTING POLICIES


     The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


     INVESTMENT VALUATIONS--Short-term securities with remaining maturities of sixty days or less at the time of purchase may be stated at amortized cost, which approximates fair market value. All other securities are valued at prices provided by an independent pricing service.


     REPURCHASE AGREEMENTS--It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.



     The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


     INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------


     FEDERAL TAXES--It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.



     At January 31, 1996, the Trust for federal tax purposes, had a capital loss carryforward of $41,255,162, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

     EXPIRATION YEAR      EXPIRATION AMOUNT
    -----------------    -------------------
          1998               $11,790,281
          2003               $29,464,881



     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS--The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.


     USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

     OTHER--Investment transactions are accounted for on the trade date.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:



FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------

                                                           YEAR ENDED JANUARY 31,
                                        -------------------------------------------------------------
                                                    1996                             1995
                                        ----------------------------     ----------------------------
        INSTITUTIONAL SHARES              SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------   -----------    -------------     -----------    -------------
Shares sold                              36,204,187    $ 379,207,092      26,144,012    $ 270,233,159
-------------------------------------
Shares issued to shareholders in
payment of distributions declared         1,558,967       16,359,196       1,282,081       13,129,629
-------------------------------------
Shares redeemed                         (28,865,263)    (302,475,855)    (43,394,809)    (447,488,088)
-------------------------------------   -----------    -------------     -----------    -------------
  Net change resulting from
  Institutional Share transactions        8,897,891    $  93,090,433     (15,968,716)   $(164,125,300)
-------------------------------------   -----------    -------------     -----------    -------------



                                                           YEAR ENDED JANUARY 31,
                                        -------------------------------------------------------------
                                                    1996                             1995
                                        ----------------------------     ----------------------------
    INSTITUTIONAL SERVICE SHARES          SHARES          AMOUNT           SHARES          AMOUNT
-------------------------------------   -----------    -------------     -----------    -------------
Shares sold                               1,439,874    $  15,092,977       2,584,111    $  26,484,568
-------------------------------------
Shares issued to shareholders in
payment of distributions declared           146,629        1,538,709          87,976          900,949
-------------------------------------
Shares redeemed                          (1,850,636)     (19,401,741)     (2,251,658)     (23,262,948)
-------------------------------------   -----------    -------------     -----------    -------------
  Net change resulting from
  Institutional Service Share
  transactions                             (264,133)   $  (2,770,055)        420,429    $   4,122,569
-------------------------------------   -----------    -------------     -----------    -------------
     Net change resulting from Trust
     share transactions                   8,633,758    $  90,320,378     (15,548,287)   $(160,002,731)
-------------------------------------   -----------    -------------     -----------    -------------



(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES


INVESTMENT ADVISORY FEE--Federated Management, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to .40 of 1% of the Trust's average daily net assets.



ADMINISTRATIVE FEE--Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

(FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
--------------------------------------------------------------------------------


DISTRIBUTION SERVICES FEE--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Trust will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Trust to finance activities intended to result in the sale of the Trust's Institutional Service Shares. The Plan provides that the Trust may incur distribution expenses up to .25 of 1% of the average daily net assets of the Institutional Service Shares, annually, to compensate FSC. FSC may voluntarily choose to waive a portion of this fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.



SHAREHOLDER SERVICES FEE--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to .25 of 1% of average net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive a portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended January 31, 1996, Institutional Shares fully waived its shareholder services fee.



TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES--FServ, through its registered transfer and dividend disbursing agent, Federated Shareholder Services Company, maintains all necessary shareholder records and receives a fee based on the size, type, and number of accounts and transactions made by shareholders.



PORTFOLIO ACCOUNTING FEES--FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities for the fiscal year ended January 31, 1996, were as follows:

-----------------------------------------------------------------------------
PURCHASES--                                                                     $1,035,575,293
-----------------------------------------------------------------------------   --------------
SALES--                                                                         $  954,813,407
-----------------------------------------------------------------------------   --------------



REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS:

(formerly, Federated Intermediate Government Trust)



We have audited the accompanying statement of assets and liabilities of Federated U.S. Government Securities Fund: 2-5 Years (a Massachusetts business trust), including the schedule of portfolio investments, as of January 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights (see pages 2 and 13 of the prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1996, by correspondence with the custodian. An audit also included assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated U.S. Government Securities Fund: 2-5 Years as of January 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                             ARTHUR ANDERSEN LLP
Pittsburgh, Pennsylvania

March 25, 1996



ADDRESSES
--------------------------------------------------------------------------------

Federated U.S. Government Securities Fund: 2-5 Years
                Institutional Service Shares                 Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Distributor
                Federated Securities Corp.                   Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Investment Adviser
                Federated Management                         Federated Investors Tower
                                                             Pittsburgh, Pennsylvania 15222-3779
------------------------------------------------------------------------------------------------
Custodian
                State Street Bank and                        P.O. Box 8600
                Trust Company                                Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                Federated Shareholders Services Company      P.O. Box 8600
                                                             Boston, Massachusetts 02266-8600
------------------------------------------------------------------------------------------------
Independent Public Accountants
                Arthur Andersen LLP                          2100 One PPG Place
                                                             Pittsburgh, Pennsylvania 15222
------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           FEDERATED U.S.
                                           GOVERNMENT SECURITIES
                                           FUND: 2-5 YEARS
                                           (FORMERLY, FEDERATED INTERMEDIATE
                                           GOVERNMENT TRUST)
                                           INSTITUTIONAL SERVICE SHARES
                                           PROSPECTUS

                                           An Open-End, Diversified
                                           Management Investment Company

                                           March 31, 1996

LOGO
FEDERATED SECURITIES CORP.
--------------------------------------------------------------------------------
Distributor

A Subsidiary of Federated Investors

Federated Investors Tower
Pittsburgh, PA 15222-3779

Cusip 314200205

8022502A-SS (3/96)






             FEDERATED U.S. GOVERNMENT SECURITIES FUND:  2-5 YEARS
             (FORMERLY, FEDERATED INTERMEDIATE GOVERNMENT TRUST)
                            INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES
                     STATEMENT OF ADDITIONAL INFORMATION
   The Institutional Shares and Institutional Service Shares represent interests in a diversified portfolio of securities of Federated U.S. Government Securities Fund: 2-5 Years (formerly, Federated Intermediate Government Trust) (the "Trust"). This Statement of Additional Information should be read with the respective prospectuses for Institutional Shares and Institutional Service Shares dated March 31, 1996. This Statement is not a prospectus itself. You may request a copy of either prospectus or a paper copy of this Statement of Additional Information, if you have received it electronically, free of charge by calling 1-800-235-4669. FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779
                       Statement dated March 31, 1996

FEDERATED SECURITIES CORP.

Distributor
A subsidiary of Federated Investors


GENERAL INFORMATION ABOUT THE TRUST     1

INVESTMENT OBJECTIVE AND POLICIES1

 TYPES OF INVESTMENTS            1
 WHEN-ISSUED AND DELAYED DELIVERY
  TRANSACTIONS                   1
 REPURCHASE AGREEMENTS           1
 PORTFOLIO TURNOVER              1
 INVESTMENT LIMITATIONS          1
FEDERATED U.S. GOVERNMENT SECURITIES FUND:
2-5 YEARS MANAGEMENT             2

 TRUST OWNERSHIP                 6
 TRUSTEES COMPENSATION           7
 TRUSTEE LIABILITY               7
INVESTMENT ADVISORY SERVICES     7

 ADVISER TO THE TRUST            7
 ADVISORY FEES                   8
 OTHER ADVISORY SERVICES         8
BROKERAGE TRANSACTIONS           8

OTHER SERVICES                   9

PURCHASING SHARES                9

 DISTRIBUTION PLAN (INSTITUTIONAL SERVICE
  SHARES ONLY)                   9
 CONVERSION TO FEDERAL FUNDS    10
DETERMINING NET ASSET VALUE     10


 DETERMINING MARKET VALUE OF SECURITIES 10
REDEEMING SHARES                10

EXCHANGING SECURITIES FOR TRUST SHARES  10

 TAX CONSEQUENCES               10
MASSACHUSETTS PARTNERSHIP LAW   10

TAX STATUS                      11

 THE TRUST'S TAX STATUS         11
 SHAREHOLDERS' TAX STATUS       11
TOTAL RETURN                    11

YIELD                           11

PERFORMANCE COMPARISONS         12

 DURATION                       13
ABOUT FEDERATED INVESTORS       13


GENERAL INFORMATION ABOUT THE TRUST


Federated U.S. Government Securities Fund: 2-5 Years was established as a Massachusetts business trust under a Declaration of Trust dated December 10, 1981. On April 13, 1995, the Board of Trustees changed the name of the Trust from Federated Intermediate Government Trust to Federated U.S. Government Securities Fund: 2-5 Years.

Shares of the Trust are offered in two classes, known as Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares," as the context may require). This Statement of Additional Information relates to the above-mentioned Shares of the Trust.
INVESTMENT OBJECTIVE AND POLICIES

The Trust's investment objective is current income.
TYPES OF INVESTMENTS
The Trust invests only in U.S. government securities with remaining maturities of five years or less. This investment policy and the objective stated above cannot be changed without approval of shareholders.
WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Trust. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Trust sufficient to make payment for the securities to be purchased are segregated on the Trust's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.
As a matter of operating policy, the Trust does not intend to engage in when-


issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
REPURCHASE AGREEMENTS
The Trust requires its custodian to take possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Trust, the Trust could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Trust might be delayed pending court action. The Trust believes that under the regular procedures normally in effect for custody of the Trust's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Trust and allow retention or disposition of such securities. The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees ("Trustees"). PORTFOLIO TURNOVER

The Trust will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Trust's investment objective. During the fiscal years ended January 31, 1996 and 1995, the portfolio turnover rates were 117% and 163%, respectively.

INVESTMENT LIMITATIONS
The Trust will not change any of the investment limitations described below without approval of shareholders.


  SELLING SHORT AND BUYING ON MARGIN
     The Trust will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities.
  BORROWING MONEY
     The Trust will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio securities. This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Trust to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. However, such use will not assure that portfolio securities will not be liquidated at a disadvantageous time.
     Interest paid by the Trust on borrowed funds will not be available for investment. While borrowings are outstanding, no portfolio securities may be purchased by the Trust.
  PLEDGING ASSETS
     The Trust will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.
  LENDING CASH OR SECURITIES
     The Trust will not lend any of its assets, except that it may purchase or hold U.S. government securities, including repurchase agreements, permitted by its investment objective and policies.


  ISSUING SENIOR SECURITIES
     The Trust will not issue senior securities, except as permitted by its investment objective and policies.
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.
The Trust did not borrow money or pledge securities in excess of 5% of the value of its total assets during the last fiscal year and has no present intent to do so in the coming fiscal year.
As a matter of operating policy, the Trust will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.

FEDERATED U.S. GOVERNMENT SECURITIES FUND:  2-5 YEARS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated U.S. Government Securities Fund: 2-5 Years, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.;


Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust .


Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director or Trustee of the Funds; formerly, Senior Partner, Ernst & Young LLP.





John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director or Trustee of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director or Trustee of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


 James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical


Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director or Trustee of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.



Peter E. Madden
Seacliff
562 Bellevue Avenue
New port, RI
Birthdate:  March 16, 1942
Trustee
Consultant; State Representative, Commonwealth of Massachusetts; Director or Trustee of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.


Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty


Two Gateway Center - Suite 674
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director or Trustee of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director or Trustee of the Funds; President Emeritus, University of


Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director or Trustee of the Funds.





Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 2, 1929
President
Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.


J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
Executive Vice President


President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


 John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.





Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, PA
Birthdate:  January 13, 1947
Treasurer


Senior Vice President and Trustee, Federated Investors; Vice President, Federated Shareholder Services; Executive Vice President, Federated Securities Corp.; Treasurer of some of the Funds.


* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.
@ Member of the Executive Committee. The Executive Committee of the Board of
Trustees handles the     responsibilities of the Board between meetings of
the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Group of Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U. S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 5-10 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc,; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust;


International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc.-1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligation; The Virtus Funds; and World Investment Series, Inc.

TRUST OWNERSHIP
Officers and Trustees own less than 1% of the Trust's outstanding shares.

As of March 1, 1996, the following shareholder of record owned 5% or more of the outstanding Institutional Shares of the Trust: Edrayco, Gainesville, Georgia, owned approximately 5,665,636 shares (6.95%).
As of March 1, 1996, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Trust: Alltel Corporation Thrift Plan, San Francisco, California owned approximately 875,636 shares (28.83%) and Charles Schwab & Company, Inc., San Francisco, California ,owned approximately 657,972 shares (21.66%).

TRUSTEES COMPENSATION


                  AGGREGATE


NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*           FROM FUND COMPLEX +


John F. Donahue, $ 0       $0 for the Trust and
Chairman and Trustee          54 other investment companies in the Fund
Complex
Thomas G. Bigley,$ 1,579   $86,331 for the Trust and
Trustee                    54 other investment companies in the Fund Complex
John T. Conroy, Jr.,       $1,696  $115,760 for the Trust and
Trustee                    54 other investment companies in the Fund Complex
William J. Copeland,       $1,696  $115,760 for the Trust and
Trustee                    54 other investment companies in the Fund Complex
James E. Dowd,   $1,696    $115,760 for the Trust  and
Trustee                    54 other investment companies in the Fund Complex
Lawrence D. Ellis, M.D.,   $1,579  $104,898 for the Trust  and
Trustee                    54 other investment companies in the Fund Complex
Edward L. Flaherty, Jr.,   $1,696  $115,760 for the Trust and
Trustee                    54 other investment companies in the Fund Complex
Peter E. Madden, $1,579    $104,898 for the Trust  and
Trustee                    54 other investment companies in the Fund Complex
Gregor F. Meyer, $1,579    $104,898 for the Trust  and
Trustee                    54 other investment companies in the Fund Complex
John E. Murray, Jr.,       $1,579  $104,898 for the Trust and
Trustee                    54other investment companies in the Fund Complex
Wesley W. Posvar,$1,579    $104,898 for the Trust and
Trustee                    54 other investment companies in the Fund Complex
Marjorie P. Smuts,         $1,579  $104,898 for the Trust  and


Trustee                    54 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended January 31, 1996. +The information is provided for the last calendar year.

TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees are not liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE TRUST
The Trust's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.
The adviser shall not be liable to the Trust, or any shareholder of the Trust for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectuses. During the fiscal years ended January 31, 1996, 1995 and 1994, the Trust's adviser earned $3,325,210,


$3,429,592 and $3,760,780, respectively, of which  $0, $141,412 and $0, were voluntarily waived.

  STATE EXPENSE LIMITATIONS
     The adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Trust's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the adviser will reimburse the Trust for its expenses over the limitation.
     If the Trust's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER ADVISORY SERVICES
Federated Research Corp. receives fees from certain depository institutions for providing consulting and portfolio advisory services relating to each institution's program of asset management. Federated Research Corp. may advise such clients to purchase or redeem shares of investment companies, such as the Trust, which are managed, for a fee, by Federated Research Corp. or other affiliates of Federated Investors, such as the adviser, and may advise such clients to purchase and sell securities in the direct markets. Further, Federated Research Corp. and other affiliates of the adviser may, from time to time, provide certain consulting services and equipment to depository institutions in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
BROKERAGE TRANSACTIONS


When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees.
The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Trust or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services.



Research services provided by brokers and dealers may be used by the adviser or by affiliates in advising the Trust and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. For the fiscal years ended January 31, 1996, 1995, and 1994, the Trust paid no brokerage commissions.


Although investment decisions for the Trust are made independently from those of the other accounts managed by the adviser, investments of the type the Trust may make may also be made by those other accounts. When the Trust and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Trust or the size of the position obtained or disposed of by the Trust. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Trust.

OTHER SERVICES

TRUST ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Trust for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Serves served as the Trust's Administrator. Prior to March 1, 1994, Federated Administrative Services, Inc. served as the Trust's Administrator. Both former Administrators are subsidiaries of Federated Investors. For purposes of this Statement of Additional Information, Federated Administrative Services and Federated Administrative Services,


Inc., may hereinafter collectively be referred to as, the "Administrators". For the fiscal year ended January 31, 1996, 1995, and 1994, the Administrators earned $629,145, $710,380 and $647,491, respectively. Dr. Henry J. Gailliot, an officer of Federated Management, the adviser to the Trust, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Services Company.


CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.


TRANSFER AGENT
Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT PUBLIC ACCOUNTANTS
The independent public accountants for the Trust are Arthur Andersen LLP, Pittsburgh, Pennsylvania.



PURCHASING SHARES

Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange is open for business. The procedure for purchasing shares is explained in the respective prospectuses under "Investing in Institutional Shares" or "Investing in Institutional Service Shares." DISTRIBUTION PLAN (INSTITUTIONAL SERVICE SHARES ONLY) AND SHAREHOLDER SERVICES
As explained in the respective prospectuses, with respect to Shares of the Trust, the Trust has adopted a Shareholder Services Agreement, and, with respect to Institutional Service Shares the Trust has adopted a Distribution Plan.
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to: marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations and addresses.
By adopting the Plan, the Trustees expect that the Trust will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Trust in pursuing its investment objectives. By identifying potential investors whose needs are served by the Trust's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include:
(1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended January 31, 1996, payments in the amount of $81,743 were made by Institutional Service Shares pursuant to the Plan, $74,096 of which was waived. In addition, for the fiscal year ended January 31, 1996, the Trust paid shareholder service fees in the amount of $2,078,257, of which $2,004,161 was waived.

CONVERSION TO FEDERAL FUNDS
It is the Trust's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. State Street Bank and Trust Company ("State Street Bank") acts as the shareholder's agent in depositing checks and converting them to federal funds.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Trust are described in the respective prospectuses. DETERMINING MARKET VALUE OF SECURITIES
Market values of the Trust's portfolio securities are determined as follows:


oaccording to the mean between the over-the-counter bid and asked prices provided by an independent pricing service, if available, or at fair value as determined in good faith by the Trustees; or
ofor short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.
REDEEMING SHARES

The Trust redeems Shares at the next computed net asset value after the Trust receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" or "Redeeming Institutional Service Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
EXCHANGING SECURITIES FOR TRUST SHARES

Investors may exchange U.S. government securities they already own for Shares of either class, or they may exchange a combination of U.S. government securities and cash for Shares of either class. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Trust will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Trust values securities in the same manner as the Trust values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One share will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription,


or other rights attached to the securities become the property of the Trust, along with the securities.
TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for such acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument that the Trust or its Trustees enter into or sign on behalf of the Trust.
In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or to compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and to pay judgments against them from its assets.

TAX STATUS

THE TRUST'S TAX STATUS
The Trust will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Trust must, among other requirements:
oderive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
oderive less than 30% of its gross income from the sale of securities held less than three months;
oinvest in securities within certain statutory limits; and odistribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Trust is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.
  CAPITAL GAINS
     Long-term capital gains distributed to shareholders will be treated as long-term capital gains regardless of how long shareholders have held Shares.
TOTAL RETURN


The Trust's average annual total return for Institutional Shares for the one-year and five-year periods ended January 31, 1996, and for the period from February 18, 1983 (effective date of the Trust's registration statement) to January 31, 1996, were 12.86%, 7.59% and 8.85%, respectively.
The Trust's average annual total return for Institutional Service Shares for the one-year period ended January 31, 1996, and for the period from June 18,


1992 (date of initial public investment) to January 31, 1996, were 12.58% and 6.38%, respectively.

The average annual total return for both classes of Shares of the Trust is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.
YIELD


The Trust's yield for Institutional Shares for the thirty-day period ended January 31, 1996, was 4.82%.
The Trust's yield for Institutional Service Shares for the thirty-day period ended January 31, 1996, was 4.57%.

The yield for both classes of Shares of the Trust is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by either class of Shares over a thirty-day period by the offering price per share of either class on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Trust because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of both classes of Shares depends upon such variables as:
 o portfolio quality;
 o average portfolio maturity;
 o type of instruments in which the portfolio is invested;
 o changes in interest rates and market value of portfolio securities;
 o changes in the Trust's expenses or either class of Share's expenses; and
 o various other factors.
Either class of Shares' performance fluctuates on a daily basis largely because net earnings and net asset value per share fluctuate daily. Both net earnings and net asset value per share are factors in the computation of yield and total return.
Investors may use financial publications and/or indices to obtain a more complete view of the Trust's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Trust uses in advertising may include:
 o LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.
 o MERRILL LYNCH COMPOSITE 1-5 YEAR TREASURY INDEX is comprised of approximately 66 issues of U.S. Treasury securities maturing between 1 and 4.99 years, with coupon rates of 4.25% or more. These total return figures are calculated for one, three, six, and twelve month periods and year-to-date and include the value of the bond plus income and any price appreciation or depreciation.
 o MERRILL LYNCH 3-5 YEAR TREASURY INDEX is comprised of approximately 24 issues of intermediate-term U.S. government and U.S. Treasury securities with maturities between 3 and 4.99 years and coupon rates above 4.25%. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.
 o MERRILL LYNCH 3-YEAR, 4-YEAR, AND 5-YEAR TREASURY YIELD CURVE INDICES are unmanaged indices comprised of the most recently issued 3-year, 4-year, and 5-year U.S. Treasury notes. Index returns are calculated as total returns for periods of one, three, six, and twelve months as well as year-to-date.
 o SALOMON BROTHERS 3-5 YEAR GOVERNMENT INDEX quotes total returns for U.S. Treasury issues (excluding flower bonds) which have maturities of three to five years. These total returns are year-to-date figures which are calculated each month following January 1.
 o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
 o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with minimum outstanding principal of $1 million and minimum maturity of one year and maximum maturity of ten years are included.
 o 3-YEAR TREASURY NOTES--Source: Wall Street Journal, Bloomberg Financial Markets, and Telerate.
Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in either class of Shares based on monthly reinvestment of dividends over a specified period of time.
DURATION
Duration is a commonly used measure of the potential volatility in the price of a bond, or other fixed income security, or in a portfolio of fixed income securities, prior to maturity. Volatility is the magnitude of the change in the price of a bond relative to a given change in the market rate of interest. A bond's price volatility depends on three primary variables: the bond's coupon rate; maturity date; and the level of market yields of similar fixed-income securities. Generally, bonds with lower coupons or longer maturities will be more volatile than bonds with higher coupons or shorter maturities. Duration combines these variables into a single measure.
Duration is calculated by dividing the sum of the time-weighted values of the cash flows of a bond or bonds, including interest and principal payments, by the sum of the present values of the cash flows.


When the Trust invests in mortgage pass-through securities, its duration will be calculated in a manner which requires assumptions to be made regarding future principal prepayments. A more complete description of this calculation is available upon request from the Trust.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.*
Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:


*Source: Investment Company Institute Trust Organizations


INSTITUTIONAL CLIENTS
Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.









PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
          (a)  Financial Statements are included in Part A, Prospectus.
          (b)  Exhibits:

















314200106
314200205
8022502B (3/96)


                (1)   (i)..........Conformed Copy of Declaration of Trust;+
                     (ii)..........Conformed Copy of Amendment Nos. 1 and 2
                    to the ........Declaration of Trust;+
                    (iii)..........Conformed Copy of Amendment No. 3 to the
                         Declaration of Trust, as amended (2.);
                     (iv)..........Conformed Copy of Amendment No. 4 to the
                         Declaration of Trust(3.);
                      (v)..........Conformed Copy of Amendment No. 5 to the
                         Declaration of Trust; +
                     (vi)..........Conformed Copy of Amendment No. 6 to the
                         Declaration of Trust; +
                (2)   (i)Copy of By-Laws of the Registrant;+
                     (ii)Copy of Amendment Nos. 1 through 3 to By-Laws     of
                    Registrant(3.);
                    (iii)Copy of Bylaws of the Registrant, as    amended(3.);
                (3) Not applicable;
                (4)   (i)Copy of Specimen Certificate for Institutional
                         Shares of the Trust(3.);
                     (ii)..........Copy of Specimen Certificate for
                    Institutional .Service Shares of the Trust(3.);
                (5) Conformed Copy of Investment Advisory Contract of the
                    Registrant (1.);
                (6)   (i) Conformed Copy of Distributor's Contract of the
                          Registrant (1.);
                      (ii) The Registrant hereby incorporates the
                         conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service


                         Agreement from Item 24 (b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
                (7) Not applicable;
                (8) Conformed Copy of Custodian Agreement of the Registrant
                    (3.);
                (9)   (i)..........Conformed Copy of Portfolio Accounting and
                         Shareholder Recordkeeping Agreement of the
                         Registrant(3.);


 +   All exhibits have been filed electronically.
 1. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed January 19, 1990. (File Nos. 2-75769 and 811-3387)
 2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed March 24, 1993. (File Nos. 2-75769 and 811-3387)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

                    (ii) Conformed Copy of Administrative Services
                         Agreement(3.);
                    (iii)..........Conformed Copy of Shareholder Services
                         Agreement(3.);


                     (iv)..........The Registrant hereby incorporates the
                         conformed copy of the Shareholder Services Sub-Contract between National Pensions Alliance, Ltd. and Federated Shareholder Services from Item 24(b)(9)(ii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996. (File Nos. 2-75670 and 811-3375).
                       (v).........The Registrant hereby incorporates the
                         conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 26, 1996. (File Nos. 2-75670 and 811-3375).
                      (vi) The Registrant hereby incorporates by reference
                         the conformed copy of the Fund Accounting, Shareholder Recordkeeping, and Custody Services Procurement Agreement from Item 24(b)(9)(i) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269).
               (10) Opinion and Consent of Counsel as to Legality of Shares
                    being Registered(3.);
               (11) Conformed Copy of Consent of Independent Public
                    Accountants;+
               (12) Not applicable;
               (13) Conformed Copy of Initial Capital Understanding (3.);


               (14) Not applicable;
               (15) Conformed copy of Rule 12b-1 Plan of the Registrant (3.);
               (16) Conformed Copy of Schedule for Computation of Trust
                    Performance Data;+
               (17) Copy of Financial Data Schedule;+
               (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
               (19) Conformed Copy of Power of Attorney;+

Item 25.  Persons Controlled by or Under Common Control with Registrant:

          None



Item 26.  Number of Holders of Securities:

                                        Number of Record Holders
          Title of Class                  as of March 1, 1996

          Shares of Beneficial Interest
          (no par value)

          Institutional Shares                       5,495
          Institutional Service Shares                 425



Item 27.  Indemnification: (1.)

Item 28.  Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Trust Information - Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Trust Management - Officers and Trustees." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson, Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, Delaware 19947.


 1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1 dated January 20, 1982. (File
     Nos. 2-75769 and 811-3387)
 3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed March 25, 1994. (File Nos. 2-75769 and 811-3387)

          The remaining Officers of the investment adviser are: William D. Dawson, J. Thomas Madden, Mark L. Mallon, Executive Vice Presidents; Henry J. Gailliot, Senior Vice President-Economist; Peter R. Anderson and J. Alan Minteer, Senior Vice Presidents; J.


          Scott Albrecht, Randall A. Bauer, Jonathan C. Conley, Deborah A. Cunningham, Michael P. Donnelly, Mark E. Durbiano, Kathleen M. Foody-Malus, Thomas M. Franks, Jeff Kozemchek, Marian R. Marinack, Gregory M. Melvin, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Frederick L. Plautz, Jr., Charles A. Ritter, James D. Roberge, and Christopher H. Wiles, Vice Presidents. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement under "The Funds."

Item 29.  Principal Underwriters:

       (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; The Biltmore Funds; The Biltmore Municipal Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series, Inc.; Cash Trust Series II; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Equity Funds; Federated GNMA Trust; Federated Government Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S.


             Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
             Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; Federated U.S. Government Securities Fund: 5-10 Years;First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Insurance Management Series; Intermediate Municipal Trust; International Series Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; The Monitor Funds; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Targeted Duration Trust; Tax-Free Instruments Trust; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; Vision Group of Funds, Inc.; and World Investment Series, Inc.



             Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.
          (b)

       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Underwriter               With Registrant


Richard B. Fisher         Director, Chairman, Chief    Vice President
Federated Investors Tower Executive Officer, Chief
Pittsburgh, PA 15222-3779 Operating Officer, Asst.
                          Secretary, and Asst.
                          Treasurer, Federated
                          Securities Corp.

Edward C. Gonzales        Director, Executive ViceExecutive Vice
Federated Investors Tower President, Federated,   President
Pittsburgh, PA 15222-3779 Securities Corp.

John W. McGonigle         Director, Federated     Executive Vice
Federated Investors Tower Securities Corp.        President and
Pittsburgh, PA 15222-3779                         Secretary

John B. Fisher            President-Institutional Sales,    --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

James F. Getz             President-Broker/Dealer,     --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer        Executive Vice President of       --
Federated Investors Tower Bank/Trust, Federated
Pittsburgh, PA 15222-3779 Securities Corp.

Mark W. Bloss             Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives      Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

James S. Hamilton         Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton           Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon               Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV       Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion        Senior Vice President,       --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Thomas E. Territ          Senior Vice President,       --
Federated Investors Tower Federated Securities Corp
Pittsburgh, PA 15222-3779


John B. Bohnet            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman           Vice President, Secretary,        --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis  Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson      Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


G. Michael Cullen         Vice President,              --
Federated Investors Tower Federated Securites Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael D. Fitzgerald     Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779



Craig S. Gonzales         Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

Richard C. Gonzales       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Scott A. Hutton           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joeseph Kenedy         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William E. Kugler         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Steven A. La Versa        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl             Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm           Vice President,              --
Federated Investors Tower Federated Securities Corp.


Pittsburgh, PA 15222-3779

J. Michael Miller         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. O'Brien        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager    Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


John C. Shelar, Jr.       Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears           Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart        Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin         Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman            Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


Michael P. Wolff          Vice President,              --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings      Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff       Assistant Vice President,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley             Treasurer,                   --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue         Asstistant Secretary,        --
Federated Investors Tower Assistant Treasurer,
Pittsburgh, PA 15222-3779 Federated Securities Corp.

Joseph M. Huber           Assistant Secretary,         --
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor           Assistant Secretary,     Treasurer
Federated Investors Tower Federated Securities Corp.
Pittsburgh, PA 15222-3779


          (c)  Not applicable.

Item 30.  Location of Accounts and Records:

          All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

          Registrant                    Federated Investors Tower
                                        Pittsburgh, PA  15222-3779

          Federated Shareholder Services
          Company                       P.O. Box 8600
          ("Transfer Agent, Dividend    Boston, Massachusetts 02266-
          Disbursing Agent and Portfolio     8600
          Recordkeeper")

          Federated Services Company    Federated Investors Tower
          ("Administrator")             Pittsburgh, PA  15222-3779

          Federated Management          Federated Investors Tower
          ("Adviser")                   Pittsburgh, PA  15222-3779

          State Street Bank and Trust   P.O. Box 8600
           Company                      Boston, MA  02266-8600
          ("Custodian")


Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

          Registrant hereby undertakes to comply with the provisions of
          Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                 SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 26th day of March, 1995.
            FEDERATED U.S. GOVERNMENT SECURITIES FUND:  2-5 YEARS
               BY: /s/ S. Elliott Cohan
               S. Elliott Cohan, Assistant Secretary
               Attorney in Fact for John F. Donahue


               March 26, 1996

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

   NAME                       TITLE                         DATE
By: /s/S. Elliott Cohan     Attorney In Fact      March 26, 1996
   S. Elliott Cohan         For the Persons
   ASSISTANT SECRETARY      Listed Below

John F. Donahue*            Chairman and Trustee
                            (Chief Executive Officer)

Glen R. Johnson*            President

David M. Taylor*            Treasurer
                            (Principal Financial and
                            Accounting Officer)

Thomas G. Bigley*           Trustee

John T. Conroy, Jr.*        Trustee

William J. Copeland*        Trustee

James E. Dowd*              Trustee


Lawrence D. Ellis, M.D.*    Trustee

Edward L. Flaherty, Jr.*    Trustee

Peter E. Madden*            Trustee

Gregor F. Meyer*            Trustee

Wesley W. Posvar*           Trustee

John E. Murray, Jr.*        Trustee

Marjorie P. Smuts*          Trustee